COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

22. COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Group leases certain office premises under non-cancelable leases. Rental expenses under operating leases for the years ended December 31, 2015, 2016 and 2017 were RMB10.0 million, RMB26.2 million and RMB43.2 million, respectively.

Future minimum lease payments under non-cancelable operating leases agreements are as follows:

Years ending December 31,	RMB in thousands
2018	40,799
2019	36,423
2020	29,231
2021	17,485
2022 and thereafter	—

Purchase obligations

The Group’s purchase obligations primarily relate to commitments on the purchases of professional services and other capital commitments, amounting to RMB47.6 million as of December 31, 2017. All of these commitments will be fulfilled within the next twelve months.

Debt obligations

The Group’s debt obligations are associated with 1) the Funding Debts and interest payable to Individual Investors on Juzi Licai and certain Institutional Funding Partners, and ABS securities issued in connection with securitization of certain financial assets; 2) the borrowings from financial institutions to support the Group’s general operations; and 3) the liabilities payable to Pre-IPO Series C-1 preferred shareholders.

The expected repayment amount of the debt obligations are as follows:

	Less than 1 year	1 - 2 years	2 - 3 years	Total
	(RMB in thousands)
Funding Debts obligations
Liabilities to Individual Investors — Juzi Licai	9,627,850	157,321	—	9,785,171
Liabilities to Institutional Funding Partners	897,284	9,308	—	906,592
Interest payments (i)	329,332	10,053	—	339,385

Total Funding Debts obligations	10,854,466	176,682	—	11,031,148

Short-term and long-term borrowings	168,844	289	—	169,133
Interest payments (i)	4,115	3	—	4,118

Total short-term and long-term borrowings obligations	172,959	292	—	173,251

Liabilities to Pre-IPO Series C-1 preferred shareholders	506,478	—	—	506,478
Total liabilities to Pre-IPO Series C-1 preferred shareholders	506,478	—	—	506,478

(i)	Interest payments with variable interest rates are calculated using the interest rate as of December 31, 2017.